Share-Based Payments - Data Related to All Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per stock option (in dollars per share)	$ 5.98	$ 5.06	$ 4.01
Aggregate intrinsic value on exercise	$ 261	$ 625	$ 331
Cash received upon exercise	394	1,259	862
Tax benefits realized related to exercise	47	115	95
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$ 5	$ 5	$ 10
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1 year 7 months 6 days	1 year 8 months 12 days	9 months 18 days